Stockholders' Equity and Pro Forma Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Unit
A reconciliation of the components of pro forma basic and diluted earnings per common share is presented in the table below:

	Year Ended December 31,
	2016	2015	2014
Pro Forma C Corporation Data (unaudited):
Net (loss) income, as reported	$(92,452,828)	$(21,819,431)	$4,477,977
Taxes on income earned as a non-taxable entity	15,224,009	390,801	(7,590,480)
Taxes due to change to C corporation	53,088,861	—	—
Pro forma net loss	$(24,139,958)	$(21,428,630)	$(3,112,503)

Basic loss per share:
Allocation of earnings:
Net loss	$(24,139,958)	$(21,428,630)	$(3,112,503)
Weighted average common shares outstanding	43,107,452	43,107,452	22,730,627
Basic loss per share	$(0.56)	$(0.50)	$(0.14)

Diluted loss per share:
Allocation of earnings:
Net loss	$(24,139,958)	$(21,428,630)	$(3,112,503)
Weighted average common shares, including dilutive effect (a)	43,107,452	43,107,452	22,730,627
Diluted loss per share	$(0.56)	$(0.50)	$(0.14)

(a)	No incremental shares of potentially dilutive restricted stock awards were included for periods presented as their effect was antidulitive under the treasury stock method.

	Year Ended December 31,
	2016	2015	2014
Basic loss per share:
Allocation of earnings:
Net (loss) income	$(92,452,828)	$(21,819,431)	$4,477,977
Weighted average common shares outstanding	31,500,000	30,000,000	21,056,073
Basic (loss) earnings per share	$(2.94)	$(0.73)	$0.21

Diluted loss per share:
Allocation of earnings:
Net (loss) income	$(92,452,828)	$(21,819,431)	$4,477,977
Weighted average common shares, including dilutive effect (a)	31,500,000	30,000,000	21,056,073
Diluted (loss) earnings per share	$(2.94)	$(0.73)	$0.21

(a)	No incremental shares of potentially dilutive restricted stock awards were included for periods presented as their effect was antidulitive under the treasury stock method.

	Year Ended December 31,
	2015	2014
Net (loss) income	$(21,819,431)	$4,477,977
Net (loss) earnings per limited partner unit	(0.73)	0.21
Weighted-average common units outstanding	30,000,000	21,056,073
Accordingly, for the year ended December 31, 2015 and 2014, there was no difference between common stock basic and diluted earnings per share because the conversion of common units into common shares did not impact the number of common shares on a fully-converted basis.

Year Ended December 31,	Weighted Average Shares Outstanding	Share Issuance at IPO (a)	Conversion	Weighted Average Units Outstanding
2016	31,500,000	1,500,000	(30,000,000)	30,000,000
2015	30,000,000	—	(30,000,000)	30,000,000
2014	21,056,073	—	(21,056,073)	21,056,073

(a)	Weighted average of 7,500,000 shares issued from the closing date of the IPO on October 19, 2016 to December 31, 2016.